SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Useful Lives
Years

Buildings	50
Computers, software and electronic equipment	3 - 10
Office furniture and equipment	5 - 17
Vehicles	3 - 7
Leasehold improvements	Over the term of the lease or the useful life of the improvements, whichever is shorter

Schedule of Intangible Assets Estimated Useful Life
Years

Technology	7.9
Customer relationships	7
Marketing rights and patents	12.3
Backlog	1.1

Schedule of Calculation of Numerator and Denominator in Basic and Diluted Net Earnings (Loss) Per Share
1.	Numerator:
	Year ended December 31,
	2012	2011	2010
Numerator for basic and diluted net earnings (loss) per share -
Net income (loss) available to holders of Ordinary shares	$(23,192)	$(5,850)	$30,619

2.	Denominator (in thousands):

Denominator for basic net earnings (loss) per share -
Weighted average number of shares	41,410	40,929	40,467
Add-employee stock options and convertible subordinated notes	*) -	*) *	1,518

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares assuming exercise of options	41,410	40,929	41,985
*)	Anti-dilutive.